Average Annual Total Returns{- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2025 Fund	Fidelity Freedom 2025 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2025 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2025 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0551 Past 1 year	F0551 Past 5 years	F0551 Past 10 years
Total	10.03%	10.63%	9.49%	6.98%	8.69%	7.81%	7.19%	7.94%	7.20%	28.71%	18.47%	16.55%	9.85%	10.59%	9.80%